Employee Benefit Plan	12 Months Ended
Dec. 31, 2018
Employee Benefit Plan
Employee Benefit Plan

Note 13. Employee Benefit Plan

The Company has established a salary deferral plan under Section 401(k) of the Internal Revenue Code. The plan allows eligible employees to defer a portion of their compensation. Such deferrals accumulate on a tax deferred basis until the employee withdraws the funds. The Company has elected to match 100 percent of the employee contributions not exceeding 3 percent of compensation, plus 50 percent of the employee contributions exceeding 3 percent but not to exceed 5 percent of compensation. Total expense recorded for the Company’s match was $120 for the Successor period ended December 31, 2018 and $1,401,  $1,752,  and $1,813 for the Predecessor period ended December 12, 2018, and the Predecessor years ended December 31, 2017 and 2016, respectively.